REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

CMFG Life Insurance Company and

Contract Owners of CMFG Variable Annuity Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the subaccounts of CMFG Variable Annuity Account (the "Account") listed in Appendix A, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A, and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of all securities owned as of December 31, 2023, by correspondence with the Account’s fund managers and when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

March 5, 2024

We have served as the auditor of CMFG Variable Annuity Account since 2004.

CMFG Variable Annuity Account

Appendix A

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the

BlackRock Global Allocation V.I. Fund, Class III, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Franklin Income VIP Fund, Class 4, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Government Securities Fund, Series II Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Main Street Fund®, Service Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

MFS® Strategic Income Portfolio, Initial Class, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

PIMCO Total Return Portfolio, Advisor Class, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

T. Rowe Price International Stock Portfolio, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Templeton Developing Markets VIP Fund, Class 2, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Aggressive Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Aggressive Allocation Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Conservative Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Conservative Allocation Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Core Bond Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Core Bond Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Diversified Income Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Diversified Income Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Foundation Account, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

CMFG Variable Annuity Account

Appendix A

(Continued)

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the

Ultra Series Foundation Account, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series High Income Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series High Income Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series International Stock Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series International Stock Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Large Cap Growth Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Large Cap Growth Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Large Cap Value Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Large Cap Value Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Mid Cap Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Mid Cap Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Moderate Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Ultra Series Moderate Allocation Fund, Class II, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Vanguard VIF Money Market Portfolio, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

CMFG Variable Annuity Account

Statements of Assets and Liabilities

As of December 31, 2023

	BlackRock Global Allocation V.I. Fund, Class III, Subaccount	Franklin Income VIP Fund, Class 4, Subaccount	Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount
Assets
Investments in mutual funds at fair value	$8,212,612	$6,879,635	$3,688,996	$8,580,236
Total assets	8,212,612	6,879,635	3,688,996	8,580,236
Liabilities	-	-	-	-
Net assets	$8,212,612	$6,879,635	$3,688,996	$8,580,236
Net assets
Contracts in accumulation period	$8,149,226	$6,828,652	$3,666,994	$8,534,521
Contracts in annuitization period (note 2)	63,386	50,983	22,002	45,715
Total net assets	$8,212,612	$6,879,635	$3,688,996	$8,580,236
Number of shares outstanding	630,285	468,959	194,362	4,009,456
Net asset value per share	$13.03	$14.67	$18.98	$2.14
Cost of mutual fund shares	$9,084,435	$7,002,346	$3,590,807	$8,081,847

	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	Invesco V.I. Government Securities Fund, Series II Shares, Subaccount
Assets
Investments in mutual funds at fair value	$4,003,119	$3,077,098	$189,238	$7,752,678
Total assets	4,003,119	3,077,098	189,238	7,752,678
Liabilities	-	-	-	-
Net assets	$4,003,119	$3,077,098	$189,238	$7,752,678
Net assets
Contracts in accumulation period	$3,978,717	$3,068,353	$188,723	$7,752,678
Contracts in annuitization period (note 2)	24,402	8,745	515	-
Total net assets	$4,003,119	$3,077,098	$189,238	$7,752,678
Number of shares outstanding	74,118	225,428	44,111	757,838
Net asset value per share	$54.01	$13.65	$4.29	$10.23
Cost of mutual fund shares	$4,722,205	$3,050,447	$233,895	$8,838,904

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Assets and Liabilities (continued)
As of December 31, 2023

	Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	Invesco V.I. Main Street Fund®, Service Shares, Subaccount	Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	MFS® Strategic Income Portfolio, Initial Class, Subaccount
Assets
Investments in mutual funds at fair value	$18,160,863	$9,855,755	$4,956,651	$366,071
Total assets	18,160,863	9,855,755	4,956,651	366,071
Liabilities	-	-	-	-
Net assets	$18,160,863	$9,855,755	$4,956,651	$366,071
Net assets
Contracts in accumulation period	$18,059,113	$9,814,791	$4,924,752	$364,178
Contracts in annuitization period (note 2)	101,750	40,964	31,899	1,893
Total net assets	$18,160,863	$9,855,755	$4,956,651	$366,071
Number of shares outstanding	962,420	554,629	188,466	43,736
Net asset value per share	$18.87	$17.77	$26.30	$8.37
Cost of mutual fund shares	$17,558,861	$11,246,427	$3,989,797	$429,443

	PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	PIMCO Total Return Portfolio, Advisor Class, Subaccount	T. Rowe Price International Stock Portfolio, Subaccount
Assets
Investments in mutual funds at fair value	$3,855,303	$8,222,720	$16,551,446	$3,080,754
Total assets	3,855,303	8,222,720	16,551,446	3,080,754
Liabilities	-	-	-	-
Net assets	$3,855,303	$8,222,720	$16,551,446	$3,080,754
Net assets
Contracts in accumulation period	$3,841,818	$8,203,486	$16,461,914	$3,060,506
Contracts in annuitization period (note 2)	13,485	19,234	89,532	20,248
Total net assets	$3,855,303	$8,222,720	$16,551,446	$3,080,754
Number of shares outstanding	706,099	854,753	1,802,990	205,247
Net asset value per share	$5.46	$9.62	$9.18	$15.01
Cost of mutual fund shares	$6,380,666	$10,479,162	$19,652,712	$2,869,036

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Assets and Liabilities (continued)
As of December 31, 2023

	Templeton Developing Markets VIP Fund, Class 2, Subaccount	Ultra Series Aggressive Allocation Fund, Class I, Subaccount	Ultra Series Aggressive Allocation Fund, Class II, Subaccount	Ultra Series Conservative Allocation Fund, Class I, Subaccount
Assets
Investments in mutual funds at fair value	$359,202	$4,474,294	$471,784	$22,569,543
Total assets	359,202	4,474,294	471,784	22,569,543
Liabilities	-	-	-	-
Net assets	$359,202	$4,474,294	$471,784	$22,569,543
Net assets
Contracts in accumulation period	$359,202	$4,435,806	$471,784	$22,472,722
Contracts in annuitization period (note 2)	-	38,488	-	96,821
Total net assets	$359,202	$4,474,294	$471,784	$22,569,543
Number of shares outstanding	43,645	576,198	60,807	2,487,824
Net asset value per share	$8.23	$7.77	$7.76	$9.07
Cost of mutual fund shares	$353,611	$5,198,788	$538,591	$24,736,111

	Ultra Series Conservative Allocation Fund, Class II, Subaccount	Ultra Series Core Bond Fund, Class I, Subaccount	Ultra Series Core Bond Fund, Class II, Subaccount	Ultra Series Diversified Income Fund, Class I, Subaccount
Assets
Investments in mutual funds at fair value	$10,057,321	$26,729,392	$6,389,414	$67,446,860
Total assets	10,057,321	26,729,392	6,389,414	67,446,860
Liabilities	-	-	-	-
Net assets	$10,057,321	$26,729,392	$6,389,414	$67,446,860
Net assets
Contracts in accumulation period	$10,051,034	$26,392,654	$6,332,197	$66,512,417
Contracts in annuitization period (note 2)	6,287	336,738	57,217	934,443
Total net assets	$10,057,321	$26,729,392	$6,389,414	$67,446,860
Number of shares outstanding	1,102,776	3,176,738	764,147	4,787,778
Net asset value per share	$9.12	$8.41	$8.36	$14.09
Cost of mutual fund shares	$10,901,443	$31,761,764	$7,605,838	$84,383,594

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Assets and Liabilities (continued)
As of December 31, 2023

	Ultra Series Diversified Income Fund, Class II, Subaccount	Ultra Series Foundation Account, Class I, Subaccount	Ultra Series Foundation Account, Class II, Subaccount	Ultra Series High Income Fund, Class I, Subaccount
Assets
Investments in mutual funds at fair value	$21,958,909	$280,857	$6,939,424	$8,512,632
Total assets	21,958,909	280,857	6,939,424	8,512,632
Liabilities	-	-	-	-
Net assets	$21,958,909	$280,857	$6,939,424	$8,512,632
Net assets
Contracts in accumulation period	$21,958,909	$280,857	$6,939,424	$8,397,919
Contracts in annuitization period (note 2)	-	-	-	114,713
Total net assets	$21,958,909	$280,857	$6,939,424	$8,512,632
Number of shares outstanding	1,586,283	33,379	829,926	1,157,064
Net asset value per share	$13.84	$8.41	$8.36	$7.36
Cost of mutual fund shares	$27,578,637	$338,092	$8,468,703	$10,233,675

	Ultra Series High Income Fund, Class II, Subaccount	Ultra Series International Stock Fund, Class I, Subaccount	Ultra Series International Stock Fund, Class II, Subaccount	Ultra Series Large Cap Growth Fund, Class I, Subaccount
Assets
Investments in mutual funds at fair value	$2,278,785	$12,415,850	$5,122,586	$57,690,247
Total assets	2,278,785	12,415,850	5,122,586	57,690,247
Liabilities	-	-	-	-
Net assets	$2,278,785	$12,415,850	$5,122,586	$57,690,247
Net assets
Contracts in accumulation period	$2,260,269	$12,330,542	$5,103,019	$57,214,277
Contracts in annuitization period (note 2)	18,516	85,308	19,567	475,970
Total net assets	$2,278,785	$12,415,850	$5,122,586	$57,690,247
Number of shares outstanding	309,815	1,150,820	478,849	2,667,449
Net asset value per share	$7.36	$10.79	$10.70	$21.63
Cost of mutual fund shares	$2,710,252	$12,512,832	$4,793,159	$55,920,431

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Assets and Liabilities (continued)
As of December 31, 2023

	Ultra Series Large Cap Growth Fund, Class II, Subaccount	Ultra Series Large Cap Value Fund, Class I, Subaccount	Ultra Series Large Cap Value Fund, Class II, Subaccount	Ultra Series Mid Cap Fund, Class I, Subaccount
Assets
Investments in mutual funds at fair value	$9,810,505	$55,955,957	$2,010,122	$54,448,196
Total assets	9,810,505	55,955,957	2,010,122	54,448,196
Liabilities	-	-	-	-
Net assets	$9,810,505	$55,955,957	$2,010,122	$54,448,196
Net assets
Contracts in accumulation period	$9,774,068	$55,054,082	$2,010,122	$54,019,290
Contracts in annuitization period (note 2)	36,437	901,875	-	428,906
Total net assets	$9,810,505	$55,955,957	$2,010,122	$54,448,196
Number of shares outstanding	470,354	2,457,269	90,035	2,948,229
Net asset value per share	$20.86	$22.77	$22.33	$18.47
Cost of mutual fund shares	$9,749,479	$65,080,161	$2,222,974	$49,570,363

	Ultra Series Mid Cap Fund, Class II, Subaccount	Ultra Series Moderate Allocation Fund, Class I, Subaccount	Ultra Series Moderate Allocation Fund, Class II, Subaccount	Vanguard VIF Money Market Portfolio, Subaccount
Assets
Investments in mutual funds at fair value	$4,577,872	$46,521,321	$9,958,283	$13,520,806
Total assets	4,577,872	46,521,321	9,958,283	13,520,806
Liabilities	-	-	-	-
Net assets	$4,577,872	$46,521,321	$9,958,283	$13,520,806
Net assets
Contracts in accumulation period	$4,556,628	$46,118,064	$9,955,255	$13,459,796
Contracts in annuitization period (note 2)	21,244	403,257	3,028	61,010
Total net assets	$4,577,872	$46,521,321	$9,958,283	$13,520,806
Number of shares outstanding	263,904	5,294,094	1,128,724	13,520,806
Net asset value per share	$17.35	$8.79	$8.82	$1.00
Cost of mutual fund shares	$4,243,043	$52,960,582	$10,912,546	$13,520,806

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Operations
For the Year Ended December 31, 2023

	BlackRock Global Allocation V.I. Fund, Class III, Subaccount	Franklin Income VIP Fund, Class 4, Subaccount	Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount
Investment income (loss)
Dividend income	$198,080	$340,645	$82,733	$25,172
Mortality and expense charges (note 3)	(96,937)	(79,242)	(43,931)	(103,251)
Administrative charges	(14,145)	(8,930)	(5,572)	(15,763)
Net investment income (loss)	86,998	252,473	33,230	(93,842)
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(267,296)	(29,994)	(6,060)	(71,402)
Realized gain distributions	-	419,718	190,682	-
Net realized gain (loss) on investments	(267,296)	389,724	184,622	(71,402)
Net change in unrealized appreciation (depreciation) on investments	1,057,919	(174,234)	430,295	1,707,824
Net increase (decrease) in net assets resulting from operations	$877,621	$467,963	$648,147	$1,542,580

	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	Invesco V.I. Government Securities Fund, Series II Shares, Subaccount
Investment income (loss)
Dividend income	$-	$36,779	$-	$136,636
Mortality and expense charges (note 3)	(46,609)	(35,002)	(2,570)	(90,734)
Administrative charges	(7,491)	(5,203)	(308)	(15,200)
Net investment income (loss)	(54,100)	(3,426)	(2,878)	30,702
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(181,737)	(29,824)	(11,950)	(236,151)
Realized gain distributions	-	-	-	-
Net realized gain (loss) on investments	(181,737)	(29,824)	(11,950)	(236,151)
Net change in unrealized appreciation (depreciation) on investments	673,058	242,562	29,452	443,645
Net increase (decrease) in net assets resulting from operations	$437,221	$209,312	$14,624	$238,196

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Operations (continued)
For the Year Ended December 31, 2023

	Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	Invesco V.I. Main Street Fund®, Service Shares, Subaccount	Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	MFS® Strategic Income Portfolio, Initial Class, Subaccount
Investment income (loss)
Dividend income	$232,438	$47,337	$42,822	$13,625
Mortality and expense charges (note 3)	(211,631)	(113,659)	(54,523)	(4,598)
Administrative charges	(32,790)	(17,947)	(8,113)	(552)
Net investment income (loss)	(11,983)	(84,269)	(19,814)	8,475
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	228,383	(334,639)	107,519	(6,659)
Realized gain distributions	2,273,360	675,878	-	-
Net realized gain (loss) on investments	2,501,743	341,239	107,519	(6,659)
Net change in unrealized appreciation (depreciation) on investments	(608,790)	1,631,292	623,975	19,940
Net increase (decrease) in net assets resulting from operations	$1,880,970	$1,888,262	$711,680	$21,756

	PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	PIMCO Total Return Portfolio, Advisor Class, Subaccount	T. Rowe Price International Stock Portfolio, Subaccount
Investment income (loss)
Dividend income	$640,908	$183,290	$597,812	$29,706
Mortality and expense charges (note 3)	(46,930)	(98,160)	(198,636)	(38,431)
Administrative charges	(6,783)	(14,971)	(27,621)	(4,612)
Net investment income (loss)	587,195	70,159	371,555	(13,337)
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(325,651)	(437,850)	(633,454)	6,571
Realized gain distributions	-	93,997	-	-
Net realized gain (loss) on investments	(325,651)	(343,853)	(633,454)	6,571
Net change in unrealized appreciation (depreciation) on investments	(650,547)	569,496	986,007	430,967
Net increase (decrease) in net assets resulting from operations	$(389,003)	$295,802	$724,108	$424,201

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Operations (continued)
For the Year Ended December 31, 2023

	Templeton Developing Markets VIP Fund, Class 2, Subaccount	Ultra Series Aggressive Allocation Fund, Class I, Subaccount	Ultra Series Aggressive Allocation Fund, Class II, Subaccount	Ultra Series Conservative Allocation Fund, Class I, Subaccount
Investment income (loss)
Dividend income	$7,700	$99,485	$8,909	$627,639
Mortality and expense charges (note 3)	(4,623)	(51,172)	(6,267)	(281,009)
Administrative charges	(555)	(3,335)	(817)	(34,218)
Net investment income (loss)	2,522	44,978	1,825	312,412
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(2,345)	(123,455)	(41,021)	(682,715)
Realized gain distributions	279	790	111	-
Net realized gain (loss) on investments	(2,066)	(122,665)	(40,910)	(682,715)
Net change in unrealized appreciation (depreciation) on investments	37,828	563,071	95,465	1,958,453
Net increase (decrease) in net assets resulting from operations	$38,284	$485,384	$56,380	$1,588,150

	Ultra Series Conservative Allocation Fund, Class II, Subaccount	Ultra Series Core Bond Fund, Class I, Subaccount	Ultra Series Core Bond Fund, Class II, Subaccount	Ultra Series Diversified Income Fund, Class I, Subaccount
Investment income (loss)
Dividend income	$241,356	$888,152	$198,570	$1,810,541
Mortality and expense charges (note 3)	(127,543)	(321,186)	(76,682)	(827,894)
Administrative charges	(17,991)	(26,830)	(13,460)	(57,664)
Net investment income (loss)	95,822	540,136	108,428	924,983
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(435,760)	(1,068,142)	(283,024)	(1,946,498)
Realized gain distributions	-	-	-	8,914,328
Net realized gain (loss) on investments	(435,760)	(1,068,142)	(283,024)	6,967,830
Net change in unrealized appreciation (depreciation) on investments	1,039,373	1,810,122	461,175	(6,415,372)
Net increase (decrease) in net assets resulting from operations	$699,435	$1,282,116	$286,579	$1,477,441

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Operations (continued)
For the Year Ended December 31, 2023

	Ultra Series Diversified Income Fund, Class II, Subaccount	Ultra Series Foundation Account, Class I, Subaccount	Ultra Series Foundation Account, Class II, Subaccount	Ultra Series High Income Fund, Class I, Subaccount
Investment income (loss)
Dividend income	$540,916	$9,203	$213,853	$427,620
Mortality and expense charges (note 3)	(261,975)	(3,103)	(85,024)	(102,654)
Administrative charges	(44,799)	(405)	(12,591)	(7,107)
Net investment income (loss)	234,142	5,695	116,238	317,859
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(664,927)	(874)	(331,677)	(414,144)
Realized gain distributions	2,940,582	-	-	-
Net realized gain (loss) on investments	2,275,655	(874)	(331,677)	(414,144)
Net change in unrealized appreciation (depreciation) on investments	(2,074,978)	8,020	527,890	768,067
Net increase (decrease) in net assets resulting from operations	$434,819	$12,841	$312,451	$671,782

	Ultra Series High Income Fund, Class II, Subaccount	Ultra Series International Stock Fund, Class I, Subaccount	Ultra Series International Stock Fund, Class II, Subaccount	Ultra Series Large Cap Growth Fund, Class I, Subaccount
Investment income (loss)
Dividend income	$109,528	$90,709	$27,846	$191,892
Mortality and expense charges (note 3)	(28,059)	(147,975)	(63,430)	(674,617)
Administrative charges	(4,729)	(11,459)	(10,555)	(56,095)
Net investment income (loss)	76,740	(68,725)	(46,139)	(538,820)
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(116,534)	(181,361)	16,826	65,475
Realized gain distributions	-	-	-	4,977,657
Net realized gain (loss) on investments	(116,534)	(181,361)	16,826	5,043,132
Net change in unrealized appreciation (depreciation) on investments	214,837	1,974,497	754,636	7,968,672
Net increase (decrease) in net assets resulting from operations	$175,043	$1,724,411	$725,323	$12,472,984

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Operations (continued)
For the Year Ended December 31, 2023

	Ultra Series Large Cap Growth Fund, Class II, Subaccount	Ultra Series Large Cap Value Fund, Class I, Subaccount	Ultra Series Large Cap Value Fund, Class II, Subaccount	Ultra Series Mid Cap Fund, Class I, Subaccount
Investment income (loss)
Dividend income	$17,587	$1,388,784	$45,526	$87,014
Mortality and expense charges (note 3)	(118,247)	(691,353)	(23,945)	(613,207)
Administrative charges	(19,623)	(59,155)	(4,255)	(43,378)
Net investment income (loss)	(120,283)	638,276	17,326	(569,571)
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(25,522)	(1,566,104)	(46,668)	314,662
Realized gain distributions	884,063	1,403,591	51,467	4,130,637
Net realized gain (loss) on investments	858,541	(162,513)	4,799	4,445,299
Net change in unrealized appreciation (depreciation) on investments	1,508,648	8,103	(11,085)	7,852,507
Net increase (decrease) in net assets resulting from operations	$2,246,906	$483,866	$11,040	$11,728,235

	Ultra Series Mid Cap Fund, Class II, Subaccount	Ultra Series Moderate Allocation Fund, Class I, Subaccount	Ultra Series Moderate Allocation Fund, Class II, Subaccount	Vanguard VIF Money Market Portfolio, Subaccount
Investment income (loss)
Dividend income	$1,558	$1,152,166	$210,307	$716,933
Mortality and expense charges (note 3)	(52,112)	(559,284)	(122,359)	(169,164)
Administrative charges	(8,512)	(67,017)	(18,963)	(20,081)
Net investment income (loss)	(59,066)	525,865	68,985	527,688
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	30,521	(1,829,172)	(395,457)	-
Realized gain distributions	372,735	30,468	6,965	161
Net realized gain (loss) on investments	403,256	(1,798,704)	(388,492)	161
Net change in unrealized appreciation (depreciation) on investments	665,095	5,605,550	1,223,871	-
Net increase (decrease) in net assets resulting from operations	$1,009,285	$4,332,711	$904,364	$527,849

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets
For the Years Ended December 31,

	BlackRock Global Allocation V.I. Fund, Class III, Subaccount		Franklin Income VIP Fund, Class 4, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$86,998	$(132,103)	$252,473	$264,014
Net realized gain (loss) on investments	(267,296)	(136,347)	389,724	247,608
Net change in unrealized appreciation (depreciation) on investments	1,057,919	(1,783,859)	(174,234)	(1,077,495)
Net increase (decrease) in net assets resulting from operations	877,621	(2,052,309)	467,963	(565,873)
Contract transactions
Payments received from contract owners	87,720	1,750	5,773	204,118
Transfers between subaccounts (including fixed accounts), net	(6,460)	(90,969)	148,667	(271,030)
Payment for contract benefits and terminations	(1,428,168)	(1,684,307)	(679,701)	(1,037,325)
Contract charges and fees	(124,758)	(142,065)	(29,985)	(33,386)
Adjustments to net assets allocated to contracts in payout period	(698)	(848)	(2,697)	(825)
Net increase (decrease) in net assets from contract transactions	(1,472,364)	(1,916,439)	(557,943)	(1,138,448)
Total increase (decrease) in net assets	(594,743)	(3,968,748)	(89,980)	(1,704,321)
Net assets
Beginning of period	8,807,355	12,776,103	6,969,615	8,673,936
End of period	$8,212,612	$8,807,355	$6,879,635	$6,969,615

	Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount		Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$33,230	$(5,915)	$(93,842)	$(122,912)
Net realized gain (loss) on investments	184,622	336,888	(71,402)	1,779,030
Net change in unrealized appreciation (depreciation) on investments	430,295	(624,746)	1,707,824	(5,050,046)
Net increase (decrease) in net assets resulting from operations	648,147	(293,773)	1,542,580	(3,393,928)
Contract transactions
Payments received from contract owners	5,498	3,051	15,478	50,043
Transfers between subaccounts (including fixed accounts), net	(234,651)	(251,511)	(391,156)	1,426,346
Payment for contract benefits and terminations	(591,957)	(560,269)	(1,495,195)	(1,245,854)
Contract charges and fees	(25,877)	(28,353)	(73,868)	(73,214)
Adjustments to net assets allocated to contracts in payout period	(721)	(284)	(3,710)	(463)
Net increase (decrease) in net assets from contract transactions	(847,708)	(837,366)	(1,948,451)	156,858
Total increase (decrease) in net assets	(199,561)	(1,131,139)	(405,871)	(3,237,070)
Net assets
Beginning of period	3,888,557	5,019,696	8,986,107	12,223,177
End of period	$3,688,996	$3,888,557	$8,580,236	$8,986,107

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount		Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(54,100)	$(60,423)	$(3,426)	$42,756
Net realized gain (loss) on investments	(181,737)	1,411,096	(29,824)	58,807
Net change in unrealized appreciation (depreciation) on investments	673,058	(3,310,462)	242,562	(1,250,515)
Net increase (decrease) in net assets resulting from operations	437,221	(1,959,789)	209,312	(1,148,952)
Contract transactions
Payments received from contract owners	1,296	27,395	8,728	1,986
Transfers between subaccounts (including fixed accounts), net	94,347	451,133	293,074	36,998
Payment for contract benefits and terminations	(611,990)	(580,684)	(482,682)	(466,462)
Contract charges and fees	(27,353)	(28,867)	(25,245)	(28,052)
Adjustments to net assets allocated to contracts in payout period	(833)	(960)	(819)	(157)
Net increase (decrease) in net assets from contract transactions	(544,533)	(131,983)	(206,944)	(455,687)
Total increase (decrease) in net assets	(107,312)	(2,091,772)	2,368	(1,604,639)
Net assets
Beginning of period	4,110,431	6,202,203	3,074,730	4,679,369
End of period	$4,003,119	$4,110,431	$3,077,098	$3,074,730

	Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount		Invesco V.I. Government Securities Fund, Series II Shares, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(2,878)	$(3,215)	$30,702	$30,587
Net realized gain (loss) on investments	(11,950)	(9,756)	(236,151)	(194,205)
Net change in unrealized appreciation (depreciation) on investments	29,452	(20,754)	443,645	(1,055,156)
Net increase (decrease) in net assets resulting from operations	14,624	(33,725)	238,196	(1,218,774)
Contract transactions
Payments received from contract owners	-	-	309,652	1,619
Transfers between subaccounts (including fixed accounts), net	536	426	316,338	177,847
Payment for contract benefits and terminations	(39,326)	(27,369)	(1,318,499)	(1,258,588)
Contract charges and fees	(84)	(85)	(93,974)	(104,733)
Adjustments to net assets allocated to contracts in payout period	34	(219)	(239)	32
Net increase (decrease) in net assets from contract transactions	(38,840)	(27,247)	(786,722)	(1,183,823)
Total increase (decrease) in net assets	(24,216)	(60,972)	(548,526)	(2,402,597)
Net assets
Beginning of period	213,454	274,426	8,301,204	10,703,801
End of period	$189,238	$213,454	$7,752,678	$8,301,204

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount		Invesco V.I. Main Street Fund®, Service Shares, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(11,983)	$(23,406)	$(84,269)	$(27,046)
Net realized gain (loss) on investments	2,501,743	2,875,515	341,239	4,340,738
Net change in unrealized appreciation (depreciation) on investments	(608,790)	(4,591,179)	1,631,292	(7,157,299)
Net increase (decrease) in net assets resulting from operations	1,880,970	(1,739,070)	1,888,262	(2,843,607)
Contract transactions
Payments received from contract owners	35,747	34,970	3,105	48,469
Transfers between subaccounts (including fixed accounts), net	(120,319)	(1,571,863)	(271,720)	(66,016)
Payment for contract benefits and terminations	(2,906,462)	(3,017,888)	(1,224,990)	(1,632,470)
Contract charges and fees	(157,247)	(171,876)	(65,486)	(67,837)
Adjustments to net assets allocated to contracts in payout period	(6,264)	(743)	(2,645)	(449)
Net increase (decrease) in net assets from contract transactions	(3,154,545)	(4,727,400)	(1,561,736)	(1,718,303)
Total increase (decrease) in net assets	(1,273,575)	(6,466,470)	326,526	(4,561,910)
Net assets
Beginning of period	19,434,438	25,900,908	9,529,229	14,091,139
End of period	$18,160,863	$19,434,438	$9,855,755	$9,529,229

	Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount		MFS® Strategic Income Portfolio, Initial Class, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(19,814)	$(57,625)	$8,475	$9,142
Net realized gain (loss) on investments	107,519	791,174	(6,659)	(6,346)
Net change in unrealized appreciation (depreciation) on investments	623,975	(1,814,530)	19,940	(75,162)
Net increase (decrease) in net assets resulting from operations	711,680	(1,080,981)	21,756	(72,366)
Contract transactions
Payments received from contract owners	7,036	40,333	-	-
Transfers between subaccounts (including fixed accounts), net	122,479	155,388	(152)	(4)
Payment for contract benefits and terminations	(715,253)	(696,674)	(26,284)	(52,515)
Contract charges and fees	(33,418)	(35,660)	(94)	(111)
Adjustments to net assets allocated to contracts in payout period	(3,542)	(346)	(18)	40
Net increase (decrease) in net assets from contract transactions	(622,698)	(536,959)	(26,548)	(52,590)
Total increase (decrease) in net assets	88,982	(1,617,940)	(4,792)	(124,956)
Net assets
Beginning of period	4,867,669	6,485,609	370,863	495,819
End of period	$4,956,651	$4,867,669	$366,071	$370,863

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount		PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$587,195	$1,160,040	$70,159	$5,803
Net realized gain (loss) on investments	(325,651)	(541,211)	(343,853)	(228,822)
Net change in unrealized appreciation (depreciation) on investments	(650,547)	69,055	569,496	(1,150,566)
Net increase (decrease) in net assets resulting from operations	(389,003)	687,884	295,802	(1,373,585)
Contract transactions
Payments received from contract owners	9,477	41,783	18,548	4,278
Transfers between subaccounts (including fixed accounts), net	484,227	(1,662,166)	189,298	491,854
Payment for contract benefits and terminations	(596,876)	(816,738)	(1,266,428)	(1,405,248)
Contract charges and fees	(34,496)	(43,645)	(79,088)	(83,752)
Adjustments to net assets allocated to contracts in payout period	(182)	54	(1,609)	(506)
Net increase (decrease) in net assets from contract transactions	(137,850)	(2,480,712)	(1,139,279)	(993,374)
Total increase (decrease) in net assets	(526,853)	(1,792,828)	(843,477)	(2,366,959)
Net assets
Beginning of period	4,382,156	6,174,984	9,066,197	11,433,156
End of period	$3,855,303	$4,382,156	$8,222,720	$9,066,197

	PIMCO Total Return Portfolio, Advisor Class, Subaccount		T. Rowe Price International Stock Portfolio, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$371,555	$241,617	$(13,337)	$(21,163)
Net realized gain (loss) on investments	(633,454)	(477,934)	6,571	63,051
Net change in unrealized appreciation (depreciation) on investments	986,007	(3,358,823)	430,967	(710,720)
Net increase (decrease) in net assets resulting from operations	724,108	(3,595,140)	424,201	(668,832)
Contract transactions
Payments received from contract owners	12,693	164,833	-	-
Transfers between subaccounts (including fixed accounts), net	511,378	802,104	1,036	(4,569)
Payment for contract benefits and terminations	(2,749,762)	(3,000,560)	(375,221)	(244,133)
Contract charges and fees	(133,257)	(143,471)	(957)	(999)
Adjustments to net assets allocated to contracts in payout period	(6,215)	(4,931)	(821)	285
Net increase (decrease) in net assets from contract transactions	(2,365,163)	(2,182,025)	(375,963)	(249,416)
Total increase (decrease) in net assets	(1,641,055)	(5,777,165)	48,238	(918,248)
Net assets
Beginning of period	18,192,501	23,969,666	3,032,516	3,950,764
End of period	$16,551,446	$18,192,501	$3,080,754	$3,032,516

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Templeton Developing Markets VIP Fund, Class 2, Subaccount		Ultra Series Aggressive Allocation Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$2,522	$4,808	$44,978	$23,439
Net realized gain (loss) on investments	(2,066)	56,464	(122,665)	223,678
Net change in unrealized appreciation (depreciation) on investments	37,828	(182,151)	563,071	(1,128,809)
Net increase (decrease) in net assets resulting from operations	38,284	(120,879)	485,384	(881,692)
Contract transactions
Payments received from contract owners	-	-	34,533	2,635
Transfers between subaccounts (including fixed accounts), net	238	(468)	(12,208)	87,424
Payment for contract benefits and terminations	(52,871)	(142,346)	(500,884)	(734,800)
Contract charges and fees	(155)	(160)	(2,469)	(3,005)
Adjustments to net assets allocated to contracts in payout period	(126)	20	4,105	4,601
Net increase (decrease) in net assets from contract transactions	(52,914)	(142,954)	(476,923)	(643,145)
Total increase (decrease) in net assets	(14,630)	(263,833)	8,461	(1,524,837)
Net assets
Beginning of period	373,832	637,665	4,465,833	5,990,670
End of period	$359,202	$373,832	$4,474,294	$4,465,833

	Ultra Series Aggressive Allocation Fund, Class II, Subaccount		Ultra Series Conservative Allocation Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$1,825	$687	$312,412	$144,643
Net realized gain (loss) on investments	(40,910)	43,499	(682,715)	332,971
Net change in unrealized appreciation (depreciation) on investments	95,465	(165,006)	1,958,453	(5,251,850)
Net increase (decrease) in net assets resulting from operations	56,380	(120,820)	1,588,150	(4,774,236)
Contract transactions
Payments received from contract owners	-	-	436,150	364,505
Transfers between subaccounts (including fixed accounts), net	86	(38,154)	(34,313)	1,133,681
Payment for contract benefits and terminations	(198,623)	(26,015)	(5,129,211)	(6,164,817)
Contract charges and fees	(142)	(175)	(81,203)	(87,203)
Adjustments to net assets allocated to contracts in payout period	-	-	(7,279)	(9,098)
Net increase (decrease) in net assets from contract transactions	(198,679)	(64,344)	(4,815,856)	(4,762,932)
Total increase (decrease) in net assets	(142,299)	(185,164)	(3,227,706)	(9,537,168)
Net assets
Beginning of period	614,083	799,247	25,797,249	35,334,417
End of period	$471,784	$614,083	$22,569,543	$25,797,249

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Ultra Series Conservative Allocation Fund, Class II, Subaccount		Ultra Series Core Bond Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$95,822	$18,605	$540,136	$419,822
Net realized gain (loss) on investments	(435,760)	172,720	(1,068,142)	(765,958)
Net change in unrealized appreciation (depreciation) on investments	1,039,373	(2,620,009)	1,810,122	(5,050,740)
Net increase (decrease) in net assets resulting from operations	699,435	(2,428,684)	1,282,116	(5,396,876)
Contract transactions
Payments received from contract owners	163,637	131,492	74,332	186,199
Transfers between subaccounts (including fixed accounts), net	(261,181)	123,888	351,507	1,208,792
Payment for contract benefits and terminations	(3,099,136)	(2,394,443)	(4,543,491)	(4,683,906)
Contract charges and fees	(124,569)	(125,390)	(51,423)	(62,101)
Adjustments to net assets allocated to contracts in payout period	(283)	-	(7,257)	(372)
Net increase (decrease) in net assets from contract transactions	(3,321,532)	(2,264,453)	(4,176,332)	(3,351,388)
Total increase (decrease) in net assets	(2,622,097)	(4,693,137)	(2,894,216)	(8,748,264)
Net assets
Beginning of period	12,679,418	17,372,555	29,623,608	38,371,872
End of period	$10,057,321	$12,679,418	$26,729,392	$29,623,608

	Ultra Series Core Bond Fund, Class II, Subaccount		Ultra Series Diversified Income Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$108,428	$78,715	$924,983	$731,381
Net realized gain (loss) on investments	(283,024)	(112,100)	6,967,830	6,890,518
Net change in unrealized appreciation (depreciation) on investments	461,175	(1,252,028)	(6,415,372)	(15,829,010)
Net increase (decrease) in net assets resulting from operations	286,579	(1,285,413)	1,477,441	(8,207,111)
Contract transactions
Payments received from contract owners	39,599	38,167	482,686	186,547
Transfers between subaccounts (including fixed accounts), net	106,898	301,989	273,518	(580,173)
Payment for contract benefits and terminations	(1,111,034)	(931,900)	(10,911,469)	(9,430,460)
Contract charges and fees	(70,948)	(72,652)	(65,061)	(72,233)
Adjustments to net assets allocated to contracts in payout period	(3,878)	646	(41,918)	(73,741)
Net increase (decrease) in net assets from contract transactions	(1,039,363)	(663,750)	(10,262,244)	(9,970,060)
Total increase (decrease) in net assets	(752,784)	(1,949,163)	(8,784,803)	(18,177,171)
Net assets
Beginning of period	7,142,198	9,091,361	76,231,663	94,408,834
End of period	$6,389,414	$7,142,198	$67,446,860	$76,231,663

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Ultra Series Diversified Income Fund, Class II, Subaccount		Ultra Series Foundation Account, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$234,142	$164,459	$5,695	$3,833
Net realized gain (loss) on investments	2,275,655	2,345,664	(874)	516
Net change in unrealized appreciation (depreciation) on investments	(2,074,978)	(5,165,222)	8,020	(48,899)
Net increase (decrease) in net assets resulting from operations	434,819	(2,655,099)	12,841	(44,550)
Contract transactions
Payments received from contract owners	478,298	535,918	-	701
Transfers between subaccounts (including fixed accounts), net	(193,570)	328,579	186	(150)
Payment for contract benefits and terminations	(3,606,822)	(2,681,244)	-	-
Contract charges and fees	(206,578)	(214,473)	(12)	(10)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets from contract transactions	(3,528,672)	(2,031,220)	174	541
Total increase (decrease) in net assets	(3,093,853)	(4,686,319)	13,015	(44,009)
Net assets
Beginning of period	25,052,762	29,739,081	267,842	311,851
End of period	$21,958,909	$25,052,762	$280,857	$267,842

	Ultra Series Foundation Account, Class II, Subaccount		Ultra Series High Income Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$116,238	$89,236	$317,859	$351,532
Net realized gain (loss) on investments	(331,677)	(125,970)	(414,144)	(336,037)
Net change in unrealized appreciation (depreciation) on investments	527,890	(1,378,453)	768,067	(1,257,802)
Net increase (decrease) in net assets resulting from operations	312,451	(1,415,187)	671,782	(1,242,307)
Contract transactions
Payments received from contract owners	2,340	2,341	11,470	125,771
Transfers between subaccounts (including fixed accounts), net	(11,340)	(105,119)	5,758	13,362
Payment for contract benefits and terminations	(1,254,414)	(855,208)	(1,687,191)	(1,475,423)
Contract charges and fees	(10,923)	(13,204)	(12,838)	(15,237)
Adjustments to net assets allocated to contracts in payout period	-	-	(83)	(2)
Net increase (decrease) in net assets from contract transactions	(1,274,337)	(971,190)	(1,682,884)	(1,351,529)
Total increase (decrease) in net assets	(961,886)	(2,386,377)	(1,011,102)	(2,593,836)
Net assets
Beginning of period	7,901,310	10,287,687	9,523,734	12,117,570
End of period	$6,939,424	$7,901,310	$8,512,632	$9,523,734

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Ultra Series High Income Fund, Class II, Subaccount		Ultra Series International Stock Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$76,740	$85,767	$(68,725)	$(72,132)
Net realized gain (loss) on investments	(116,534)	(87,331)	(181,361)	(79,322)
Net change in unrealized appreciation (depreciation) on investments	214,837	(354,659)	1,974,497	(2,960,902)
Net increase (decrease) in net assets resulting from operations	175,043	(356,223)	1,724,411	(3,112,356)
Contract transactions
Payments received from contract owners	450	9,239	93,037	85,611
Transfers between subaccounts (including fixed accounts), net	7,752	10,834	(259,659)	754,334
Payment for contract benefits and terminations	(485,442)	(424,239)	(2,029,289)	(1,448,490)
Contract charges and fees	(29,421)	(31,048)	(20,711)	(22,876)
Adjustments to net assets allocated to contracts in payout period	(1,130)	3	(3,570)	209
Net increase (decrease) in net assets from contract transactions	(507,791)	(435,211)	(2,220,192)	(631,212)
Total increase (decrease) in net assets	(332,748)	(791,434)	(495,781)	(3,743,568)
Net assets
Beginning of period	2,611,533	3,402,967	12,911,631	16,655,199
End of period	$2,278,785	$2,611,533	$12,415,850	$12,911,631

	Ultra Series International Stock Fund, Class II, Subaccount		Ultra Series Large Cap Growth Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(46,139)	$(49,924)	$(538,820)	$(546,005)
Net realized gain (loss) on investments	16,826	35,626	5,043,132	3,807,388
Net change in unrealized appreciation (depreciation) on investments	754,636	(1,321,255)	7,968,672	(13,282,926)
Net increase (decrease) in net assets resulting from operations	725,323	(1,335,553)	12,472,984	(10,021,543)
Contract transactions
Payments received from contract owners	19,763	13,072	248,694	274,062
Transfers between subaccounts (including fixed accounts), net	(211,055)	736,241	(906,966)	(708,537)
Payment for contract benefits and terminations	(1,016,733)	(804,663)	(8,516,105)	(5,834,226)
Contract charges and fees	(63,160)	(64,676)	(42,488)	(46,463)
Adjustments to net assets allocated to contracts in payout period	(1,903)	304	(9,558)	(13,785)
Net increase (decrease) in net assets from contract transactions	(1,273,088)	(119,722)	(9,226,423)	(6,328,949)
Total increase (decrease) in net assets	(547,765)	(1,455,275)	3,246,561	(16,350,492)
Net assets
Beginning of period	5,670,351	7,125,626	54,443,686	70,794,178
End of period	$5,122,586	$5,670,351	$57,690,247	$54,443,686

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Ultra Series Large Cap Growth Fund, Class II, Subaccount		Ultra Series Large Cap Value Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(120,283)	$(140,857)	$638,276	$629,882
Net realized gain (loss) on investments	858,541	675,415	(162,513)	4,425,004
Net change in unrealized appreciation (depreciation) on investments	1,508,648	(2,615,035)	8,103	(9,729,157)
Net increase (decrease) in net assets resulting from operations	2,246,906	(2,080,477)	483,866	(4,674,271)
Contract transactions
Payments received from contract owners	28,572	14,596	210,391	349,697
Transfers between subaccounts (including fixed accounts), net	(679,777)	(503,712)	448,029	(1,748,783)
Payment for contract benefits and terminations	(1,986,596)	(1,649,445)	(8,010,145)	(8,233,433)
Contract charges and fees	(119,369)	(124,636)	(43,964)	(54,910)
Adjustments to net assets allocated to contracts in payout period	(2,940)	540	(34,660)	(6,653)
Net increase (decrease) in net assets from contract transactions	(2,760,110)	(2,262,657)	(7,430,349)	(9,694,082)
Total increase (decrease) in net assets	(513,204)	(4,343,134)	(6,946,483)	(14,368,353)
Net assets
Beginning of period	10,323,709	14,666,843	62,902,440	77,270,793
End of period	$9,810,505	$10,323,709	$55,955,957	$62,902,440

	Ultra Series Large Cap Value Fund, Class II, Subaccount		Ultra Series Mid Cap Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$17,326	$15,239	$(569,571)	$(710,619)
Net realized gain (loss) on investments	4,799	200,716	4,445,299	5,178,453
Net change in unrealized appreciation (depreciation) on investments	(11,085)	(406,318)	7,852,507	(14,170,742)
Net increase (decrease) in net assets resulting from operations	11,040	(190,363)	11,728,235	(9,702,908)
Contract transactions
Payments received from contract owners	-	18,551	103,673	258,422
Transfers between subaccounts (including fixed accounts), net	84,912	(212,815)	(746,820)	(1,119,729)
Payment for contract benefits and terminations	(358,410)	(421,509)	(8,013,980)	(7,245,906)
Contract charges and fees	(23,043)	(26,090)	(41,556)	(44,396)
Adjustments to net assets allocated to contracts in payout period	(35)	(19)	(15,132)	1,572
Net increase (decrease) in net assets from contract transactions	(296,576)	(641,882)	(8,713,815)	(8,150,037)
Total increase (decrease) in net assets	(285,536)	(832,245)	3,014,420	(17,852,945)
Net assets
Beginning of period	2,295,658	3,127,903	51,433,776	69,286,721
End of period	$2,010,122	$2,295,658	$54,448,196	$51,433,776

See accompanying notes to financial statements

CMFG Variable Annuity Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Ultra Series Mid Cap Fund, Class II, Subaccount		Ultra Series Moderate Allocation Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(59,066)	$(68,109)	$525,865	$259,405
Net realized gain (loss) on investments	403,256	493,903	(1,798,704)	2,784,245
Net change in unrealized appreciation (depreciation) on investments	665,095	(1,343,079)	5,605,550	(12,725,917)
Net increase (decrease) in net assets resulting from operations	1,009,285	(917,285)	4,332,711	(9,682,267)
Contract transactions
Payments received from contract owners	20,044	11,157	203,204	393,518
Transfers between subaccounts (including fixed accounts), net	(247,193)	(216,024)	(445,080)	(814,315)
Payment for contract benefits and terminations	(748,538)	(719,241)	(8,620,244)	(7,247,520)
Contract charges and fees	(48,780)	(51,528)	(193,443)	(229,992)
Adjustments to net assets allocated to contracts in payout period	(1,907)	410	(38,982)	(943)
Net increase (decrease) in net assets from contract transactions	(1,026,374)	(975,226)	(9,094,545)	(7,899,252)
Total increase (decrease) in net assets	(17,089)	(1,892,511)	(4,761,834)	(17,581,519)
Net assets
Beginning of period	4,594,961	6,487,472	51,283,155	68,864,674
End of period	$4,577,872	$4,594,961	$46,521,321	$51,283,155

	Ultra Series Moderate Allocation Fund, Class II, Subaccount		Vanguard VIF Money Market Portfolio, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$68,985	$6,476	$527,688	$24,530
Net realized gain (loss) on investments	(388,492)	659,547	161	539
Net change in unrealized appreciation (depreciation) on investments	1,223,871	(2,901,805)	-	-
Net increase (decrease) in net assets resulting from operations	904,364	(2,235,782)	527,849	25,069
Contract transactions
Payments received from contract owners	390,102	126,437	90,833	558,646
Transfers between subaccounts (including fixed accounts), net	(100,635)	(568,999)	2,084,254	1,435,693
Payment for contract benefits and terminations	(2,367,374)	(2,121,684)	(4,422,820)	(4,116,965)
Contract charges and fees	(108,652)	(125,209)	(82,328)	(83,114)
Adjustments to net assets allocated to contracts in payout period	(143)	-	(1,296)	(1,306)
Net increase (decrease) in net assets from contract transactions	(2,186,702)	(2,689,455)	(2,331,357)	(2,207,046)
Total increase (decrease) in net assets	(1,282,338)	(4,925,237)	(1,803,508)	(2,181,977)
Net assets
Beginning of period	11,240,621	16,165,858	15,324,314	17,506,291
End of period	$9,958,283	$11,240,621	$13,520,806	$15,324,314

See accompanying notes to financial statements

CMFG Variable Annuity Account

Notes to Financial Statements

(1) Organization

The CMFG Variable Annuity Account (“the Account”) is a separate account of CMFG Life Insurance Company (“the Company”). The Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”), as amended.

The Account was established to receive and invest net premiums paid by the contract owners to the Company under four variable annuity contracts (“contracts”) issued by the Company: MEMBERS® Variable Annuity, MEMBERS® Variable Annuity II, MEMBERS® Choice Variable Annuity and MEMBERS® Variable Annuity III.

The Account is divided into a number of subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each subaccount invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the SEC.

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund (2)

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Mutual Global Discovery VIP Fund

Templeton Developing Markets VIP Fund (1)

AIM Variable Insurance Funds

(Invesco Oppenheimer Variable Insurance Funds)

Invesco Oppenheimer V.I. International Growth Fund

Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Strategic Income Fund(1)

Invesco V.I. Government Securities Fund (2)

Invesco V.I. Growth and Income Fund

Invesco V.I. Main Street Small Cap Fund ®

Invesco V.I. Main Street Fund ®

MFS® Variable Insurance Trust II

MFS® Strategic Income Portfolio (1)

(1) This subaccount is only available in the MEMBERS® Variable Annuity product.

(2) This subaccount is only available in the MEMBERS® Variable Annuity III product.

PIMCO Variable Insurance Trust

PIMCO Commodity RealReturn® Strategy Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Total Return Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (1)

Ultra Series Fund(3)

Aggressive Allocation Fund

Conservative Allocation Fund

Core Bond Fund

Diversified Income Fund

Foundation Account(4)

High Income Fund

International Stock Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Moderate Allocation Fund

Vanguard Variable Insurance Fund

 Vanguard VIF Money Market Portfolio

(3) The Ultra Series Fund offers both Class 1 and 2 shares to contract owners. Class 2 shares are only available in the MEMBERS® Variable Annuity III product.

(4) The Foundation Subaccount is only available in the MEMBERS® Variable Annuity III product, and is one of two available subaccounts that invest in the Ultra Series Core Bond Fund.

The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company. The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

CMFG Variable Annuity Account

Notes to Financial Statements

(2) Significant Accounting Policies

Basis of Presentation

The Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation

Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date. Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

The operations of the Account are included in the consolidated federal income tax return of CUNA Mutual Holding Company (“CMHC”), the Company’s ultimate parent, and its eligible subsidiaries. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). The Account’s activities are included in the Company’s taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contract owner’s account. Accordingly, no provision for income tax is currently recorded. If such taxes are incurred by the Company in the future, a tax provision may be recorded.

Contracts in Annuitization Period

Net assets allocated to contracts in the payout stage (annuitization period) are computed according to the 2000 Individual Annuity Mortality Table using an assumed investment return of 3.5%. The mortality risk arises because the Company bears the risk from contract riders, as described in Note 3, Fees and Charges, which may result in additional amounts being transferred into the Account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(3) Fees and Charges

Contract Charges

Surrender Charge. A surrender charge is assessed against a contract owner’s account upon surrender or partial withdrawal of payments received from contract owners within the first seven years of the contract period and, in certain circumstances, surrender charges are waived upon payment of a death benefit or the election of certain annuity payment options.

CMFG Variable Annuity Account

Notes to Financial Statements

(3) Fees and Charges (continued)

For purchase payments withdrawn or surrendered within the first year of the contract, a charge of 7% to 9% of the amount of the payment withdrawn or surrendered is assessed depending on the product version chosen. The surrender charge decreases by 1% (or the noted percentage decrease outlined in the contract) for each full year that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than seven years prior to the withdrawal or surrender. No surrender charge is assessed on purchase payments made more than four years prior to the withdrawal or surrender for one of the contract options of the MEMBERS® Variable Annuity III product. Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Annual Contract Fee. On each contract anniversary prior to the annuity date, the Company deducts an annual contract fee of $30 from the contract owner’s account. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a contract except on a contract anniversary when the full fee is deducted. The Company currently waives this fee for all contracts with $50,000 or more of contract value for the MEMBERS® Variable Annuity III product and $25,000 or more of contract value for all other products. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Death Benefit Rider Charges. Optional death benefit riders are available on MEMBERS® Variable Annuity II and MEMBERS® Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The Minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85. All death benefit rider charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year.

Optional death benefit riders are also available on MEMBERS® Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts the applicable rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year.

Living Benefit Riders. Optional living benefit riders, such as Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Minimum Accumulation Benefit are available. Annual charges for these benefits range from 0.50% to 1.75%. Generally, the charge is assessed on the average benefit basis for the prior contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Transfer Fee. No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

CMFG Variable Annuity Account

Notes to Financial Statements

(3) Fees and Charges (continued)

Premium Taxes. If state or other premium taxes are applicable to a contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Account Charges

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge from the assets of the subaccount to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the subaccount at an annual rate of 1.15% to 1.65%. These charges are included in mortality and expense charges in the accompanying Statements of Operations of the applicable subaccount.

Administrative Charge. The Company deducts a daily administrative charge from the assets of the subaccount to compensate it for certain expenses it incurs in administration of MEMBERS® Variable Annuity and MEMBERS® Variable Annuity III contracts. The charge is deducted from the assets of the subaccount at an annual rate of 0.15%. These charges are included in administrative charges in the accompanying Statements of Operations of the applicable subaccount.

(4) Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.

●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3: One or more significant inputs are unobservable and reflect the Account’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The hierarchy requires the use of market observable information when available for assessing fair value.

CMFG Variable Annuity Account

Notes to Financial Statements

(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2023. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2023 Assets, at Fair Value	Total
BlackRock Global Allocation V.I. Fund, Class III, Subaccount	$8,212,612
Franklin Income VIP Fund, Class 4, Subaccount	6,879,635
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	3,688,996
Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount	8,580,236
Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	4,003,119
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	3,077,098
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	189,238
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount	7,752,678
Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	18,160,863
Invesco V.I. Main Street Fund®, Service Shares, Subaccount	9,855,755
Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	4,956,651
MFS® Strategic Income Portfolio, Initial Class, Subaccount	366,071
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	3,855,303
PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	8,222,720
PIMCO Total Return Portfolio, Advisor Class, Subaccount	16,551,446
T. Rowe Price International Stock Portfolio, Subaccount	3,080,754
Templeton Developing Markets VIP Fund, Class 2, Subaccount	359,202
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	4,474,294
Ultra Series Aggressive Allocation Fund, Class II, Subaccount	471,784
Ultra Series Conservative Allocation Fund, Class I, Subaccount	22,569,543
Ultra Series Conservative Allocation Fund, Class II, Subaccount	10,057,321
Ultra Series Core Bond Fund, Class I, Subaccount	26,729,392
Ultra Series Core Bond Fund, Class II, Subaccount	6,389,414
Ultra Series Diversified Income Fund, Class I, Subaccount	67,446,860
Ultra Series Diversified Income Fund, Class II, Subaccount	21,958,909
Ultra Series Foundation Account, Class I, Subaccount	280,857
Ultra Series Foundation Account, Class II, Subaccount	6,939,424
Ultra Series High Income Fund, Class I, Subaccount	8,512,632
Ultra Series High Income Fund, Class II, Subaccount	2,278,785
Ultra Series International Stock Fund, Class I, Subaccount	12,415,850
Ultra Series International Stock Fund, Class II, Subaccount	5,122,586
Ultra Series Large Cap Growth Fund, Class I, Subaccount	57,690,247
Ultra Series Large Cap Growth Fund, Class II, Subaccount	9,810,505
Ultra Series Large Cap Value Fund, Class I, Subaccount	55,955,957
Ultra Series Large Cap Value Fund, Class II, Subaccount	2,010,122
Ultra Series Mid Cap Fund, Class I, Subaccount	54,448,196
Ultra Series Mid Cap Fund, Class II, Subaccount	4,577,872
Ultra Series Moderate Allocation Fund, Class I, Subaccount	46,521,321
Ultra Series Moderate Allocation Fund, Class II, Subaccount	9,958,283
Vanguard VIF Money Market Portfolio, Subaccount	13,520,806

CMFG Variable Annuity Account

Notes to Financial Statements

(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2022. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2022 Assets, at Fair Value	Total
BlackRock Global Allocation V.I. Fund, Class III, Subaccount	$8,807,355
Franklin Income VIP Fund, Class 4, Subaccount	6,969,615
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	3,888,557
Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount	8,986,107
Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	4,110,431
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	3,074,730
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	213,454
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount	8,301,204
Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	19,434,438
Invesco V.I. Main Street Fund®, Service Shares, Subaccount	9,529,229
Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	4,867,669
MFS® Strategic Income Portfolio, Initial Class, Subaccount	370,863
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	4,382,156
PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	9,066,197
PIMCO Total Return Portfolio, Advisor Class, Subaccount	18,192,501
T. Rowe Price International Stock Portfolio, Subaccount	3,032,516
Templeton Developing Markets VIP Fund, Class 2, Subaccount	373,832
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	4,465,833
Ultra Series Aggressive Allocation Fund, Class II, Subaccount	614,083
Ultra Series Conservative Allocation Fund, Class I, Subaccount	25,797,249
Ultra Series Conservative Allocation Fund, Class II, Subaccount	12,679,418
Ultra Series Core Bond Fund, Class I, Subaccount	29,623,608
Ultra Series Core Bond Fund, Class II, Subaccount	7,142,196
Ultra Series Diversified Income Fund, Class I, Subaccount	76,231,663
Ultra Series Diversified Income Fund, Class II, Subaccount	25,052,762
Ultra Series Foundation Account, Class I, Subaccount	267,842
Ultra Series Foundation Account, Class II, Subaccount	7,901,310
Ultra Series High Income Fund, Class I, Subaccount	9,523,734
Ultra Series High Income Fund, Class II, Subaccount	2,611,533
Ultra Series International Stock Fund, Class I, Subaccount	12,911,631
Ultra Series International Stock Fund, Class II, Subaccount	5,670,351
Ultra Series Large Cap Growth Fund, Class I, Subaccount	54,443,686
Ultra Series Large Cap Growth Fund, Class II, Subaccount	10,323,709
Ultra Series Large Cap Value Fund, Class I, Subaccount	62,902,440
Ultra Series Large Cap Value Fund, Class II, Subaccount	2,295,658
Ultra Series Mid Cap Fund, Class I, Subaccount	51,433,776
Ultra Series Mid Cap Fund, Class II, Subaccount	4,594,961
Ultra Series Moderate Allocation Fund, Class I, Subaccount	51,283,155
Ultra Series Moderate Allocation Fund, Class II, Subaccount	11,240,621
Vanguard VIF Money Market Portfolio, Subaccount	15,324,314

There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the years ended December 31, 2023 and 2022.

CMFG Variable Annuity Account

Notes to Financial Statements

(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2023 are as follows:

Year Ended December 31, 2023	Purchases	Sales
BlackRock Global Allocation V.I. Fund, Class III, Subaccount	$313,454	$1,698,820
Franklin Income VIP Fund, Class 4, Subaccount	957,618	843,370
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	284,119	907,915
Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount	94,970	2,137,263
Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	93,869	692,502
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	226,394	436,764
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	982	42,700
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount	627,527	1,383,547
Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	2,611,989	3,505,157
Invesco V.I. Main Street Fund®, Service Shares, Subaccount	810,316	1,780,443
Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	227,689	870,201
MFS® Strategic Income Portfolio, Initial Class, Subaccount	14,499	32,572
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	1,007,642	558,297
PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	393,297	1,368,420
PIMCO Total Return Portfolio, Advisor Class, Subaccount	886,906	2,880,514
T. Rowe Price International Stock Portfolio, Subaccount	37,588	426,888
Templeton Developing Markets VIP Fund, Class 2, Subaccount	8,470	58,583
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	144,291	575,446
Ultra Series Aggressive Allocation Fund, Class II, Subaccount	9,217	205,960
Ultra Series Conservative Allocation Fund, Class I, Subaccount	1,179,757	5,683,201
Ultra Series Conservative Allocation Fund, Class II, Subaccount	541,897	3,767,607
Ultra Series Core Bond Fund, Class I, Subaccount	1,421,213	5,057,409
Ultra Series Core Bond Fund, Class II, Subaccount	395,550	1,326,485
Ultra Series Diversified Income Fund, Class I, Subaccount	11,566,916	11,989,849
Ultra Series Diversified Income Fund, Class II, Subaccount	3,960,742	4,314,690
Ultra Series Foundation Account, Class I, Subaccount	9,708	3,839
Ultra Series Foundation Account, Class II, Subaccount	224,724	1,382,823
Ultra Series High Income Fund, Class I, Subaccount	488,723	1,853,748
Ultra Series High Income Fund, Class II, Subaccount	137,266	568,317
Ultra Series International Stock Fund, Class I, Subaccount	335,427	2,624,344
Ultra Series International Stock Fund, Class II, Subaccount	65,959	1,385,186
Ultra Series Large Cap Growth Fund, Class I, Subaccount	5,841,737	10,629,323
Ultra Series Large Cap Growth Fund, Class II, Subaccount	936,997	2,933,327
Ultra Series Large Cap Value Fund, Class I, Subaccount	3,511,038	8,899,520
Ultra Series Large Cap Value Fund, Class II, Subaccount	178,821	406,604
Ultra Series Mid Cap Fund, Class I, Subaccount	4,706,937	9,859,686
Ultra Series Mid Cap Fund, Class II, Subaccount	403,823	1,116,528
Ultra Series Moderate Allocation Fund, Class I, Subaccount	1,516,413	10,054,625
Ultra Series Moderate Allocation Fund, Class II, Subaccount	653,080	2,763,832
Vanguard VIF Money Market Portfolio, Subaccount	4,100,009	5,903,517

CMFG Variable Annuity Account

Notes to Financial Statements

(5) Purchases and Sales of Investments (continued)

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2022 are as follows:

Year Ended December 31, 2022	Purchases	Sales
BlackRock Global Allocation V.I. Fund, Class III, Subaccount	$306,515	$2,201,344
Franklin Income VIP Fund, Class 4, Subaccount	794,674	1,520,856
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount	411,468	915,051
Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount	2,801,621	1,072,370
Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount	1,866,995	667,710
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount	185,284	598,214
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	1,279	31,742
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount	325,546	1,478,782
Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount	2,649,249	5,454,254
Invesco V.I. Main Street Fund®, Service Shares, Subaccount	4,362,163	2,016,064
Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount	802,335	773,297
MFS® Strategic Income Portfolio, Initial Class, Subaccount	19,571	58,788
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	1,284,637	2,605,309
PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount	589,989	1,432,625
PIMCO Total Return Portfolio, Advisor Class, Subaccount	1,374,359	3,314,768
T. Rowe Price International Stock Portfolio, Subaccount	100,367	296,830
Templeton Developing Markets VIP Fund, Class 2, Subaccount	41,692	148,964
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	637,814	863,870
Ultra Series Aggressive Allocation Fund, Class II, Subaccount	62,482	73,311
Ultra Series Conservative Allocation Fund, Class I, Subaccount	2,927,664	6,765,788
Ultra Series Conservative Allocation Fund, Class II, Subaccount	808,554	2,667,699
Ultra Series Core Bond Fund, Class I, Subaccount	2,868,987	5,655,442
Ultra Series Core Bond Fund, Class II, Subaccount	417,458	967,959
Ultra Series Diversified Income Fund, Class I, Subaccount	10,081,551	12,027,217
Ultra Series Diversified Income Fund, Class II, Subaccount	4,201,725	3,657,884
Ultra Series Foundation Account, Class I, Subaccount	9,698	4,102
Ultra Series Foundation Account, Class II, Subaccount	254,896	1,099,568
Ultra Series High Income Fund, Class I, Subaccount	777,676	1,777,672
Ultra Series High Income Fund, Class II, Subaccount	152,980	502,425
Ultra Series International Stock Fund, Class I, Subaccount	1,035,157	1,619,196
Ultra Series International Stock Fund, Class II, Subaccount	562,424	680,962
Ultra Series Large Cap Growth Fund, Class I, Subaccount	4,575,419	7,555,636
Ultra Series Large Cap Growth Fund, Class II, Subaccount	863,282	2,496,903
Ultra Series Large Cap Value Fund, Class I, Subaccount	7,722,382	11,717,724
Ultra Series Large Cap Value Fund, Class II, Subaccount	252,761	689,946
Ultra Series Mid Cap Fund, Class I, Subaccount	5,449,524	9,419,081
Ultra Series Mid Cap Fund, Class II, Subaccount	493,843	1,076,114
Ultra Series Moderate Allocation Fund, Class I, Subaccount	5,095,070	8,855,480
Ultra Series Moderate Allocation Fund, Class II, Subaccount	1,252,055	3,086,209
Vanguard VIF Money Market Portfolio, Subaccount	2,883,542	5,065,518

CMFG Variable Annuity Account

Notes to Financial Statements

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	BlackRock	Franklin	Franklin Mutual
	Global	Income	Global Discovery
	Allocation V.I.	VIP	VIP
	Fund, Class III,	Fund, Class 4,	Fund, Class 4,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	674,742	473,382	272,240
Units issued	29,063	281,602	210,390
Units redeemed	(142,659)	(347,269)	(258,393)
Units outstanding at December 31, 2022	561,146	407,715	224,237
Units issued	12,723	242,580	166,734
Units redeemed	(102,236)	(274,796)	(211,628)
Units outstanding at December 31, 2023	471,633	375,499	179,343

	Invesco Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	Discovery Mid Cap	Global Real
	Growth Fund,	Growth Fund,	Estate Fund,
	Service Shares,	Series II Shares,	Series II Shares,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	683,283	360,976	337,979
Units issued	738,174	369,067	315,542
Units redeemed	(723,134)	(377,907)	(353,489)
Units outstanding at December 31, 2022	698,323	352,136	300,032
Units issued	610,107	336,024	308,409
Units redeemed	(747,889)	(380,178)	(328,973)
Units outstanding at December 31, 2023	560,541	307,982	279,468

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global Strategic	Government	Growth and
	Income Fund,	Securities Fund,	Income Fund,
	Non-Service Shares,	Series II Shares,	Series II Shares,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	57,290	985,787	1,033,754
Units issued	29	919,561	849,011
Units redeemed	(6,375)	(1,038,131)	(1,046,980)
Units outstanding at December 31, 2022	50,944	867,217	835,785
Units issued	45	855,723	721,886
Units redeemed	(9,029)	(938,040)	(853,128)
Units outstanding at December 31, 2023	41,960	784,900	704,543

	Invesco V.I.	Invesco V.I.	MFS®
	Main Street	Main Street	Strategic
	Fund®,	Small Cap Fund®,	Income Portfolio,
	Service Shares,	Service Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	447,745	189,322	18,385
Units issued	377,240	168,299	4
Units redeemed	(440,001)	(186,085)	(2,229)
Units outstanding at December 31, 2022	384,984	171,536	16,160
Units issued	321,453	148,120	31
Units redeemed	(377,913)	(169,517)	(1,151)
Units outstanding at December 31, 2023	328,524	150,139	15,040

CMFG Variable Annuity Account

Notes to Financial Statements

(6) Changes in Units Outstanding (continued)

	PIMCO Commodity	PIMCO Global Bond	PIMCO
	RealReturn®	Opportunities	Total Return
	Strategy Portfolio,	Portfolio (Unhedged),	Portfolio,
	Advisor Class,	Advisor Class,	Advisor Class,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	1,175,936	908,867	1,606,136
Units issued	822,211	896,015	1,438,439
Units redeemed	(1,221,775)	(983,733)	(1,602,625)
Units outstanding at December 31, 2022	776,372	821,149	1,441,950
Units issued	819,317	803,511	1,286,101
Units redeemed	(843,225)	(906,385)	(1,472,351)
Units outstanding at December 31, 2023	752,464	718,275	1,255,700

	T. Rowe Price	Templeton	Ultra Series
	International	Developing	Aggressive
	Stock	Markets VIP	Allocation
	Portfolio,	Fund, Class 2,	Fund, Class I,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	136,609	34,100	320,151
Units issued	89	2	38,998
Units redeemed	(10,290)	(8,087)	(76,796)
Units outstanding at December 31, 2022	126,408	26,015	282,353
Units issued	290	-	30,001
Units redeemed	(14,711)	(3,523)	(58,684)
Units outstanding at December 31, 2023	111,987	22,492	253,670

	Ultra Series	Ultra Series	Ultra Series
	Aggressive	Conservative	Conservative
	Allocation	Allocation Fund,	Allocation Fund,
	Fund, Class II,	Class I,	Class II,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	28,064	2,145,673	919,176
Units issued	-	663,749	342,491
Units redeemed	(2,488)	(977,191)	(476,568)
Units outstanding at December 31, 2022	25,576	1,832,231	785,099
Units issued	-	515,738	275,631
Units redeemed	(7,900)	(847,653)	(476,046)
Units outstanding at December 31, 2023	17,676	1,500,316	584,684

	Ultra Series	Ultra Series	Ultra Series
	Core Bond	Core Bond	Diversified
	Fund,	Fund,	Income
	Class I,	Class II,	Fund, Class I,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	2,341,609	718,382	2,868,681
Units issued	1,974,262	649,454	1,095,970
Units redeemed	(2,201,768)	(706,497)	(1,433,689)
Units outstanding at December 31, 2022	2,114,103	661,339	2,530,962
Units issued	1,964,737	598,884	1,073,054
Units redeemed	(2,266,096)	(693,790)	(1,408,627)
Units outstanding at December 31, 2023	1,812,744	566,433	2,195,389

CMFG Variable Annuity Account

Notes to Financial Statements

(6) Changes in Units Outstanding (continued)

	Ultra Series	Ultra Series	Ultra Series
	Diversified	Foundation	Foundation
	Income	Account,	Account,
	Fund, Class II,	Class I,	Class II,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	1,087,988	25,988	869,981
Units issued	121,680	68	219
Units redeemed	(200,782)	(1)	(89,861)
Units outstanding at December 31, 2022	1,008,886	26,055	780,339
Units issued	70,230	-	228
Units redeemed	(212,654)	(1)	(124,559)
Units outstanding at December 31, 2023	866,462	26,054	656,008

	Ultra Series	Ultra Series	Ultra Series
	High Income	High Income	International
	Fund,	Fund,	Stock Fund,
	Class I,	Class II,	Class I,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	523,189	187,994	819,424
Units issued	461,032	174,374	776,715
Units redeemed	(523,560)	(200,477)	(813,386)
Units outstanding at December 31, 2022	460,661	161,891	782,753
Units issued	411,510	147,716	670,005
Units redeemed	(492,167)	(178,218)	(795,222)
Units outstanding at December 31, 2023	380,004	131,389	657,536

	Ultra Series	Ultra Series	Ultra Series
	International	Large Cap	Large Cap
	Stock Fund,	Growth Fund,	Growth Fund,
	Class II,	Class I,	Class II,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	385,308	1,475,748	324,656
Units issued	416,586	749,563	284,554
Units redeemed	(423,332)	(902,025)	(341,056)
Units outstanding at December 31, 2022	378,562	1,323,286	268,154
Units issued	339,238	698,798	226,594
Units redeemed	(417,392)	(912,313)	(289,709)
Units outstanding at December 31, 2023	300,408	1,109,771	205,039

	Ultra Series	Ultra Series	Ultra Series
	Large Cap	Large Cap	Mid Cap
	Value Fund,	Value Fund,	Fund,
	Class I,	Class II,	Class I,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	2,327,640	98,461	1,193,458
Units issued	1,317,957	79,432	581,059
Units redeemed	(1,656,750)	(100,519)	(744,428)
Units outstanding at December 31, 2022	1,988,847	77,374	1,030,089
Units issued	1,215,452	71,972	521,669
Units redeemed	(1,452,527)	(82,096)	(684,427)
Units outstanding at December 31, 2023	1,751,772	67,250	867,331

CMFG Variable Annuity Account

Notes to Financial Statements

(6) Changes in Units Outstanding (continued)

	Ultra Series	Ultra Series	Ultra Series
	Mid Cap	Moderate	Moderate
	Fund,	Allocation	Allocation
	Class II,	Fund, Class I,	Fund, Class II,
	Subaccount	Subaccount	Subaccount
Units outstanding at December 31, 2021	127,840	3,805,558	672,698
Units issued	106,546	584,984	187,268
Units redeemed	(128,403)	(1,072,687)	(309,835)
Units outstanding at December 31, 2022	105,983	3,317,855	550,131
Units issued	86,616	529,065	158,924
Units redeemed	(107,996)	(1,090,350)	(263,222)
Units outstanding at December 31, 2023	84,603	2,756,570	445,833

	Vanguard
	VIF Money
	Market
	Portfolio,
	Subaccount
Units outstanding at December 31, 2021	1,775,508
Units issued	1,316,045
Units redeemed	(1,538,911)
Units outstanding at December 31, 2022	1,552,642
Units issued	1,245,508
Units redeemed	(1,476,323)
Units outstanding at December 31, 2023	1,321,827

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights

The table below provides financial highlights for each subaccount for the year ended December 31, 2023 and for the four preceding years ended December 31. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period. The unit value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratios. In addition, the lowest unit value and total return can exceed the highest unit value and total return due to timing of when amounts were actually invested in the respective contract by contract owners.

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
BlackRock Global Allocation V.I. Fund, Class III, Subaccount
12/31/2023	472	$17.44	to	$16.59	$8,213	2.35%	1.30% to 1.80%	10.94%	to	10.45%
12/31/2022	561	15.72	to	15.02	8,807	0.00%	1.30% to 1.80%	-17.09%	to	-17.56%
12/31/2021	675	18.96	to	18.22	12,776	0.74%	1.30% to 1.80%	4.98%	to	4.47%
12/31/2020	819	18.06	to	17.44	14,778	1.21%	1.30% to 1.80%	19.13%	to	18.48%
12/31/2019	995	15.16	to	14.72	15,076	1.14%	1.30% to 1.80%	16.35%	to	15.81%
Franklin Income VIP Fund, Class 4, Subaccount
12/31/2023	375	$18.78	to	$18.40	$6,880	4.94%	1.15% to 1.80%	7.31%	to	6.60%
12/31/2022	408	17.50	to	17.26	6,970	4.72%	1.15% to 1.80%	-6.62%	to	-7.30%
12/31/2021	473	18.74	to	18.62	8,674	4.41%	1.15% to 1.80%	15.32%	to	14.44%
12/31/2020	537	16.25	to	16.27	8,537	5.54%	1.15% to 1.80%	-0.55%	to	-1.27%
12/31/2019	627	16.34	to	16.48	10,050	5.02%	1.15% to 1.80%	14.83%	to	14.05%
Franklin Mutual Global Discovery VIP Fund, Class 4, Subaccount
12/31/2023	179	$21.15	to	$20.97	$3,689	2.16%	1.15% to 1.80%	18.75%	to	17.94%
12/31/2022	224	17.81	to	17.78	3,889	1.16%	1.15% to 1.80%	-5.97%	to	-6.57%
12/31/2021	272	18.94	to	19.03	5,020	2.26%	1.15% to 1.80%	17.64%	to	16.75%
12/31/2020	343	16.10	to	16.30	5,374	2.18%	1.15% to 1.80%	-5.63%	to	-6.27%
12/31/2019	383	17.06	to	17.39	6,375	1.34%	1.15% to 1.80%	22.82%	to	22.04%
Invesco Oppenheimer V.I. International Growth Fund, Service Shares, Subaccount
12/31/2023	561	$15.95	to	$15.56	$8,580	0.28%	1.15% to 1.80%	19.30%	to	18.42%
12/31/2022	698	13.37	to	13.14	8,986	0.00%	1.15% to 1.80%	-28.08%	to	-28.39%
12/31/2021	683	18.59	to	18.35	12,223	0.00%	1.15% to 1.80%	8.78%	to	8.20%
12/31/2020	844	17.09	to	16.96	13,873	0.64%	1.15% to 1.80%	19.68%	to	18.93%
12/31/2019	1,055	14.28	to	14.26	14,523	0.72%	1.15% to 1.80%	26.60%	to	25.64%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares, Subaccount
12/31/2023	308	$13.09	to	$12.80	$4,003	0.00%	1.15% to 1.80%	11.50%	to	10.92%
12/31/2022	352	11.74	to	11.54	4,110	0.00%	1.15% to 1.80%	-31.86%	to	-32.36%
12/31/2021	361	17.23	to	17.06	6,202	0.00%	1.15% to 1.80%	17.45%	to	16.69%
12/31/2020	465	14.67	to	14.62	6,818	0.00%	1.15% to 1.80%	-31.51%	to	-33.48%
12/31/2019	310	21.42	to	21.98	6,630	0.00%	1.15% to 1.80%	32.39%	to	31.70%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
Invesco V.I. Global Real Estate Fund, Series II Shares, Subaccount
12/31/2023	279	$11.54	to	$12.50	$3,077	1.21%	1.15% to 1.80%	7.75%	to	7.11%
12/31/2022	300	10.71	to	11.67	3,075	2.51%	1.15% to 1.80%	-25.93%	to	-26.42%
12/31/2021	338	14.46	to	15.86	4,679	2.55%	1.15% to 1.80%	24.23%	to	23.14%
12/31/2020	394	11.64	to	12.88	4,391	4.69%	1.15% to 1.80%	-13.59%	to	-14.13%
12/31/2019	407	13.47	to	15.00	5,257	3.25%	1.15% to 1.80%	21.24%	to	20.39%
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount
12/31/2023	42	$4.51	to	(a)	$189	0.00%	1.40%	7.64%	to	(a)
12/31/2022	51	4.19	to	(a)	213	0.00%	1.40%	-12.53%	to	(a)
12/31/2021	57	4.79	to	(a)	274	4.46%	1.40%	-4.96%	to	(a)
12/31/2020	61	5.04	to	(a)	307	5.83%	1.40%	1.61%	to	(a)
12/31/2019	66	4.96	to	(a)	329	3.71%	1.40%	8.30%	to	(a)
Invesco V.I. Government Securities Fund, Series II Shares, Subaccount
12/31/2023	785	$9.93	to	$9.21	$7,753	1.73%	1.15% to 1.80%	3.22%	to	2.56%
12/31/2022	867	9.62	to	8.98	8,301	1.67%	1.30% to 1.80%	-11.82%	to	-12.13%
12/31/2021	986	10.91	to	10.22	10,704	2.26%	1.30% to 1.80%	-3.71%	to	-4.04%
12/31/2020	963	11.33	to	10.65	10,868	2.06%	1.30% to 1.80%	4.62%	to	4.11%
12/31/2019	1,116	10.83	to	10.23	12,037	2.09%	1.30% to 1.80%	4.44%	to	3.86%
Invesco V.I. Growth and Income Fund, Series II Shares, Subaccount
12/31/2023	705	$26.30	to	$26.30	$18,161	1.26%	1.15% to 1.80%	11.02%	to	10.41%
12/31/2022	836	23.69	to	$23.82	19,434	1.22%	1.15% to 1.80%	-7.10%	to	-7.71%
12/31/2021	1,034	25.50	to	$25.81	25,901	1.19%	1.15% to 1.80%	26.68%	to	25.84%
12/31/2020	1,397	20.13	to	$20.51	27,609	2.07%	1.15% to 1.80%	0.55%	to	0.05%
12/31/2019	1,494	20.02	to	$20.50	29,403	1.49%	1.15% to 1.80%	23.43%	to	22.53%
Invesco V.I. Main Street Fund®, Service Shares, Subaccount
12/31/2023	329	$30.88	to	$30.76	$9,856	0.48%	1.15% to 1.80%	21.48%	to	20.67%
12/31/2022	385	25.42	to	25.49	9,529	1.08%	1.15% to 1.80%	-21.18%	to	-21.74%
12/31/2021	448	32.25	to	32.57	14,091	0.49%	1.15% to 1.80%	25.68%	to	25.03%
12/31/2020	558	25.66	to	26.05	13,975	1.15%	1.15% to 1.80%	12.35%	to	11.71%
12/31/2019	680	22.84	to	23.32	15,163	0.81%	1.15% to 1.80%	30.44%	to	29.41%
Invesco V.I. Main Street Small Cap Fund®, Service Shares, Subaccount
12/31/2023	150	$34.00	to	$32.31	$4,957	0.90%	1.15% to 1.80%	16.52%	to	15.68%
12/31/2022	172	29.18	to	27.93	4,868	0.25%	1.15% to 1.80%	-16.98%	to	-17.54%
12/31/2021	189	35.15	to	33.87	6,486	0.16%	1.15% to 1.80%	20.87%	to	20.11%
12/31/2020	260	29.08	to	28.20	7,381	0.38%	1.15% to 1.80%	18.21%	to	17.50%
12/31/2019	302	24.60	to	24.00	7,247	0.00%	1.15% to 1.80%	24.68%	to	23.90%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
MFS® Strategic Income Portfolio, Initial Class, Subaccount
12/31/2023	15	$24.34	to	(a)	$366	3.70%	1.40%	6.06%	to	(a)
12/31/2022	16	22.95	to	(a)	371	3.56%	1.40%	-14.91%	to	(a)
12/31/2021	18	26.97	to	(a)	496	2.99%	1.40%	-0.88%	to	(a)
12/31/2020	20	27.21	to	(a)	539	3.53%	1.40%	7.85%	to	(a)
12/31/2019	23	25.23	to	(a)	580	3.39%	1.40%	10.08%	to	(a)
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount
12/31/2023	752	$5.26	to	$4.51	$3,855	15.69%	1.15% to 1.80%	-9.15%	to	-9.80%
12/31/2022	776	5.79	to	$5.00	4,382	21.31%	1.15% to 1.80%	7.82%	to	7.53%
12/31/2021	1,176	5.37	to	$4.65	6,175	3.89%	1.15% to 1.80%	31.62%	to	31.36%
12/31/2020	1,595	4.08	to	$3.54	6,380	6.51%	1.15% to 1.80%	0.25%	to	-0.56%
12/31/2019	1,667	4.07	to	$3.56	6,699	4.23%	1.15% to 1.80%	10.00%	to	9.20%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Advisor Class, Subaccount
12/31/2023	718	$11.81	to	$10.72	$8,223	2.14%	1.15% to 1.80%	3.96%	to	3.28%
12/31/2022	821	11.36	to	10.38	9,066	1.38%	1.15% to 1.80%	-12.14%	to	-12.63%
12/31/2021	909	12.93	to	11.88	11,433	4.77%	1.15% to 1.80%	-5.21%	to	-5.86%
12/31/2020	970	13.64	to	12.62	12,903	2.38%	1.15% to 1.80%	8.77%	to	7.96%
12/31/2019	1,151	12.54	to	11.69	14,107	2.28%	1.15% to 1.80%	4.67%	to	4.19%
PIMCO Total Return Portfolio, Advisor Class, Subaccount
12/31/2023	1,256	$13.45	to	$12.44	$16,551	3.46%	1.15% to 1.80%	4.67%	to	4.01%
12/31/2022	1,442	12.85	to	11.96	18,193	2.50%	1.15% to 1.80%	-15.40%	to	-15.95%
12/31/2021	1,606	15.19	to	14.23	23,970	1.71%	1.15% to 1.80%	-2.50%	to	-3.07%
12/31/2020	1,665	15.58	to	14.68	25,504	1.97%	1.15% to 1.80%	7.30%	to	6.61%
12/31/2019	2,037	14.52	to	13.77	29,110	2.83%	1.15% to 1.80%	7.08%	to	6.33%
T. Rowe Price International Stock Portfolio, Subaccount
12/31/2023	112	$27.51	to	(a)	$3,081	0.96%	1.40%	14.67%	to	(a)
12/31/2022	126	23.99	to	(a)	3,033	0.75%	1.40%	-17.05%	to	(a)
12/31/2021	137	28.92	to	(a)	3,951	0.54%	1.40%	-0.07%	to	(a)
12/31/2020	153	28.94	to	(a)	4,428	0.59%	1.40%	12.83%	to	(a)
12/31/2019	168	25.65	to	(a)	4,321	2.30%	1.40%	26.04%	to	(a)
Templeton Developing Markets VIP Fund, Class 2, Subaccount
12/31/2023	22	$15.97	to	(a)	$359	2.08%	1.40%	11.13%	to	(a)
12/31/2022	26	14.37	to	(a)	374	2.55%	1.40%	-23.16%	to	(a)
12/31/2021	34	18.70	to	(a)	638	0.84%	1.40%	-7.10%	to	(a)
12/31/2020	36	20.13	to	(a)	727	4.44%	1.40%	15.62%	to	(a)
12/31/2019	38	17.41	to	(a)	658	1.01%	1.40%	24.98%	to	(a)

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
Ultra Series Aggressive Allocation Fund, Class I, Subaccount
12/31/2023	254	$17.29	to	$16.56	$4,474	2.26%	1.15% to 1.40%	11.62%	to	11.29%
12/31/2022	282	15.49	to	14.88	4,466	1.71%	1.15% to 1.40%	-15.40%	to	-15.65%
12/31/2021	320	18.31	to	17.64	5,991	2.52%	1.15% to 1.40%	8.92%	to	8.49%
12/31/2020	372	16.81	to	17.43	6,416	1.25%	1.15% to 1.80%	8.80%	to	8.13%
12/31/2019	489	15.45	to	16.12	7,758	1.48%	1.15% to 1.80%	18.21%	to	17.66%
Ultra Series Aggressive Allocation Fund, Class II, Subaccount
12/31/2023	18	$26.69	to	(b)	$472	1.64%	1.30%	11.16%	to	(b)
12/31/2022	26	24.01	to	(b)	614	1.40%	1.30%	-15.70%	to	(b)
12/31/2021	28	28.48	to	(b)	799	2.17%	1.30%	8.45%	to	(b)
12/31/2020	42	26.26	to	(b)	1,095	0.93%	1.30%	8.42%	to	(b)
12/31/2019	53	24.22	to	(b)	1,272	1.11%	1.30%	17.86%	to	(b)
Ultra Series Conservative Allocation Fund, Class I, Subaccount
12/31/2023	1,500	$15.12	to	$13.59	$22,570	2.58%	1.15% to 1.80%	7.08%	to	6.42%
12/31/2022	1,832	14.12	to	12.77	25,797	1.79%	1.15% to 1.80%	-14.11%	to	-14.64%
12/31/2021	2,146	16.44	to	14.96	35,334	1.83%	1.15% to 1.80%	2.30%	to	1.63%
12/31/2020	2,476	16.07	to	14.72	39,865	1.97%	1.15% to 1.80%	8.29%	to	7.52%
12/31/2019	2,902	14.84	to	13.69	43,182	1.75%	1.15% to 1.80%	11.83%	to	10.85%
Ultra Series Conservative Allocation Fund, Class II, Subaccount
12/31/2023	585	$17.25	to	$15.50	$10,057	2.18%	1.30% to 1.80%	6.55%	to	6.09%
12/31/2022	785	16.19	to	14.61	12,679	1.44%	1.30% to 1.80%	-14.56%	to	-14.91%
12/31/2021	919	18.95	to	17.17	17,373	1.58%	1.30% to 1.80%	1.99%	to	1.48%
12/31/2020	1,048	18.58	to	16.92	19,406	1.57%	1.30% to 1.80%	7.71%	to	7.16%
12/31/2019	1,277	17.25	to	15.79	21,984	1.56%	1.30% to 1.80%	11.22%	to	10.73%
Ultra Series Core Bond Fund, Class I, Subaccount
12/31/2023	1,813	$16.39	to	$11.20	$26,729	3.21%	1.15% to 1.80%	5.00%	to	4.28%
12/31/2022	2,114	15.61	to	10.74	29,624	2.53%	1.15% to 1.80%	-14.28%	to	-14.69%
12/31/2021	2,342	18.21	to	12.59	38,372	2.23%	1.15% to 1.80%	-2.67%	to	-3.38%
12/31/2020	2,488	18.71	to	13.03	42,185	2.43%	1.15% to 1.80%	7.65%	to	6.98%
12/31/2019	2,950	17.38	to	12.18	46,422	2.55%	1.15% to 1.80%	7.02%	to	6.47%
Ultra Series Core Bond Fund, Class II, Subaccount
12/31/2023	566	$11.38	to	$10.51	$6,389	2.97%	1.30% to 1.80%	4.60%	to	4.06%
12/31/2022	661	10.88	to	10.10	7,142	2.36%	1.30% to 1.80%	-14.60%	to	-15.05%
12/31/2021	718	12.74	to	11.89	9,091	2.13%	1.30% to 1.80%	-2.90%	to	-3.57%
12/31/2020	780	13.12	to	12.33	10,170	2.14%	1.30% to 1.80%	7.28%	to	6.75%
12/31/2019	999	12.23	to	11.55	12,122	1.07%	1.30% to 1.80%	6.63%	to	6.35%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
Ultra Series Diversified Income Fund, Class I, Subaccount
12/31/2023	2,195	$26.52	to	$21.13	$67,447	2.58%	1.15% to 1.80%	2.55%	to	1.88%
12/31/2022	2,531	25.86	to	20.74	76,232	2.14%	1.15% to 1.80%	-8.75%	to	-9.27%
12/31/2021	2,869	28.34	to	22.86	94,409	1.79%	1.15% to 1.80%	13.59%	to	12.94%
12/31/2020	3,164	24.95	to	20.24	92,061	2.11%	1.15% to 1.80%	6.53%	to	5.80%
12/31/2019	3,632	23.42	to	19.13	99,600	1.95%	1.15% to 1.80%	18.40%	to	17.58%
Ultra Series Diversified Income Fund, Class II, Subaccount
12/31/2023	866	$25.52	to	$23.82	$21,959	2.37%	1.30% to 1.80%	2.16%	to	1.66%
12/31/2022	1,009	24.98	to	23.43	25,053	1.96%	1.30% to 1.80%	-9.13%	to	-9.47%
12/31/2021	1,088	27.49	to	25.88	29,739	1.68%	1.30% to 1.80%	13.13%	to	12.62%
12/31/2020	1,204	24.30	to	22.98	29,102	1.79%	1.30% to 1.80%	6.11%	to	5.51%
12/31/2019	1,483	22.90	to	21.78	33,801	1.82%	1.30% to 1.80%	17.80%	to	17.22%
Ultra Series Foundation Account, Class I, Subaccount
12/31/2023	26	$10.78	to	(a)	$281	3.40%	1.30%	4.86%	to	(a)
12/31/2022	26	10.28	to	(a)	268	2.67%	1.30%	-14.33%	to	(a)
12/31/2021	26	12.00	to	(a)	312	2.32%	1.30%	-2.91%	to	(a)
12/31/2020	26	12.36	to	(a)	325	2.74%	1.30%	7.48%	to	(a)
12/31/2019	26	11.50	to	(a)	301	2.95%	1.30%	6.78%	to	(a)
Ultra Series Foundation Account, Class II, Subaccount
12/31/2023	656	$10.61	to	$9.90	$6,939	2.89%	1.30% to 1.80%	4.53%	to	3.88%
12/31/2022	780	10.15	to	9.53	7,901	2.36%	1.30% to 1.80%	-14.35%	to	-14.99%
12/31/2021	870	11.85	to	11.21	10,288	1.88%	1.30% to 1.80%	-3.19%	to	-3.61%
12/31/2020	1,110	12.24	to	11.63	13,551	2.27%	1.30% to 1.80%	7.18%	to	6.80%
12/31/2019	1,293	11.42	to	10.89	14,733	2.21%	1.30% to 1.80%	6.73%	to	6.45%
Ultra Series High Income Fund, Class I, Subaccount
12/31/2023	380	$25.94	to	$16.19	$8,513	4.81%	1.15% to 1.80%	8.04%	to	7.50%
12/31/2022	461	24.01	to	15.06	9,524	4.60%	1.15% to 1.80%	-10.48%	to	-11.05%
12/31/2021	523	26.82	to	16.93	12,118	4.08%	1.15% to 1.80%	3.07%	to	2.42%
12/31/2020	583	26.02	to	16.53	13,086	4.73%	1.15% to 1.80%	4.71%	to	4.29%
12/31/2019	687	24.85	to	15.85	14,719	4.37%	1.15% to 1.80%	7.44%	to	6.73%
Ultra Series High Income Fund, Class II, Subaccount
12/31/2023	131	$17.55	to	$15.89	$2,279	4.48%	1.30% to 1.80%	7.67%	to	7.15%
12/31/2022	162	16.30	to	14.83	2,612	4.31%	1.30% to 1.80%	-10.83%	to	-11.30%
12/31/2021	188	18.28	to	16.72	3,403	3.95%	1.30% to 1.80%	2.58%	to	2.14%
12/31/2020	209	17.82	to	16.37	3,693	4.52%	1.30% to 1.80%	4.33%	to	3.80%
12/31/2019	248	17.08	to	15.77	4,181	4.21%	1.30% to 1.80%	7.02%	to	6.41%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
Ultra Series International Stock Fund, Class I, Subaccount
12/31/2023	658	$18.81	to	$9.42	$12,416	0.71%	1.15% to 1.80%	14.42%	to	13.77%
12/31/2022	783	16.44	to	8.28	12,912	0.73%	1.15% to 1.80%	-18.57%	to	-19.30%
12/31/2021	819	20.19	to	10.26	16,655	0.87%	1.15% to 1.80%	-2.42%	to	-3.21%
12/31/2020	919	20.69	to	10.60	19,140	1.01%	1.15% to 1.80%	7.09%	to	6.32%
12/31/2019	1,033	19.32	to	9.97	20,131	1.71%	1.15% to 1.80%	19.41%	to	18.69%
Ultra Series International Stock Fund, Class II, Subaccount
12/31/2023	300	$17.40	to	$14.83	$5,123	0.50%	1.30% to 1.80%	14.02%	to	13.47%
12/31/2022	379	15.26	to	13.07	5,670	0.50%	1.30% to 1.80%	-18.96%	to	-19.37%
12/31/2021	385	18.83	to	16.21	7,126	0.72%	1.30% to 1.80%	-2.84%	to	-3.45%
12/31/2020	469	19.38	to	16.79	8,919	0.74%	1.30% to 1.80%	6.72%	to	6.13%
12/31/2019	544	18.16	to	15.82	9,691	1.48%	1.30% to 1.80%	18.93%	to	18.59%
Ultra Series Large Cap Growth Fund, Class I, Subaccount
12/31/2023	1,110	$32.93	to	$30.50	$57,690	0.34%	1.15% to 1.80%	24.92%	to	24.08%
12/31/2022	1,323	26.36	to	24.58	54,444	0.37%	1.15% to 1.80%	-14.42%	to	-15.01%
12/31/2021	1,476	30.80	to	28.92	70,794	0.35%	1.15% to 1.80%	21.55%	to	20.80%
12/31/2020	1,680	25.34	to	23.94	66,123	0.45%	1.15% to 1.80%	12.62%	to	12.03%
12/31/2019	1,951	22.50	to	21.37	67,720	0.57%	1.15% to 1.80%	29.61%	to	28.73%
Ultra Series Large Cap Growth Fund, Class II, Subaccount
12/31/2023	205	$48.56	to	$43.33	$9,811	0.17%	1.30% to 1.80%	24.45%	to	23.84%
12/31/2022	268	39.02	to	34.99	10,324	0.13%	1.30% to 1.80%	-14.78%	to	-15.18%
12/31/2021	325	45.79	to	41.25	14,667	0.20%	1.30% to 1.80%	21.04%	to	20.47%
12/31/2020	426	37.83	to	34.24	15,900	0.25%	1.30% to 1.80%	12.16%	to	11.60%
12/31/2019	528	33.73	to	30.68	17,569	0.33%	1.30% to 1.80%	29.09%	to	28.48%
Ultra Series Large Cap Value Fund, Class I, Subaccount
12/31/2023	1,752	$21.66	to	$16.38	$55,956	2.41%	1.15% to 1.80%	1.40%	to	0.86%
12/31/2022	1,989	21.36	to	16.24	62,902	2.23%	1.15% to 1.80%	-6.07%	to	-6.72%
12/31/2021	2,328	22.74	to	17.41	77,271	1.80%	1.15% to 1.80%	20.96%	to	20.07%
12/31/2020	2,611	18.80	to	14.50	71,882	1.66%	1.15% to 1.80%	-5.05%	to	-5.97%
12/31/2019	2,908	19.80	to	15.42	84,501	1.37%	1.15% to 1.80%	23.60%	to	22.67%
Ultra Series Large Cap Value Fund, Class II, Subaccount
12/31/2023	67	$30.58	to	$27.42	$2,010	2.19%	1.30% to 1.80%	1.02%	to	0.48%
12/31/2022	77	30.27	to	27.29	2,296	1.95%	1.30% to 1.80%	-6.43%	to	-6.83%
12/31/2021	98	32.35	to	29.29	3,128	1.54%	1.30% to 1.80%	20.44%	to	19.89%
12/31/2020	128	26.86	to	24.43	3,388	1.42%	1.30% to 1.80%	-5.42%	to	-5.89%
12/31/2019	154	28.40	to	25.96	4,284	1.18%	1.30% to 1.80%	22.94%	to	22.34%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	As of					For the year ended
	Units (000's)	Unit Value for Lowest to Highest Expense Ratio			Net Assets (000's)	(1) Investment Income Ratio	(2) Expense Ratio Lowest to Highest	(3) Total Return for Lowest to Highest Expense Ratio
Ultra Series Mid Cap Fund, Class I, Subaccount
12/31/2023	867	$62.23	to	$31.78	$54,448	0.17%	1.15% to 1.80%	25.41%	to	24.63%
12/31/2022	1,030	49.62	to	25.50	51,434	0.00%	1.15% to 1.80%	-14.17%	to	-14.74%
12/31/2021	1,193	57.81	to	29.91	69,287	0.00%	1.15% to 1.80%	24.91%	to	24.21%
12/31/2020	1,354	46.28	to	24.08	62,690	0.00%	1.15% to 1.80%	8.43%	to	7.89%
12/31/2019	1,542	42.68	to	22.32	65,495	0.00%	1.15% to 1.80%	32.75%	to	31.84%
Ultra Series Mid Cap Fund, Class II, Subaccount
12/31/2023	85	$54.68	to	$50.10	$4,578	0.03%	1.30% to 1.80%	24.93%	to	24.29%
12/31/2022	106	43.77	to	40.31	4,595	0.00%	1.30% to 1.80%	-14.53%	to	-14.94%
12/31/2021	128	51.21	to	47.39	6,487	0.00%	1.30% to 1.80%	24.45%	to	23.83%
12/31/2020	173	41.15	to	38.27	7,069	0.00%	1.30% to 1.80%	7.98%	to	7.47%
12/31/2019	214	38.11	to	35.61	8,070	0.00%	1.30% to 1.80%	32.28%	to	31.55%
Ultra Series Moderate Allocation Fund, Class I, Subaccount
12/31/2023	2,757	$16.67	to	$14.41	$46,521	2.38%	1.15% to 1.80%	9.46%	to	8.75%
12/31/2022	3,318	15.23	to	13.25	51,283	1.74%	1.15% to 1.80%	-14.53%	to	-15.12%
12/31/2021	3,806	17.82	to	15.61	68,865	2.14%	1.15% to 1.80%	6.20%	to	5.54%
12/31/2020	4,525	16.78	to	14.79	77,402	1.53%	1.15% to 1.80%	8.75%	to	8.19%
12/31/2019	5,282	15.43	to	13.67	83,217	2.08%	1.15% to 1.80%	15.41%	to	14.59%
Ultra Series Moderate Allocation Fund, Class II, Subaccount
12/31/2023	446	$22.46	to	$20.37	$9,958	1.97%	1.30% to 1.80%	9.19%	to	8.64%
12/31/2022	550	20.57	to	18.75	11,241	1.38%	1.30% to 1.80%	-14.89%	to	-15.27%
12/31/2021	673	24.17	to	22.13	16,166	2.00%	1.30% to 1.80%	5.68%	to	5.23%
12/31/2020	793	22.87	to	21.03	18,046	1.20%	1.30% to 1.80%	8.44%	to	7.85%
12/31/2019	895	21.09	to	19.50	18,790	1.65%	1.30% to 1.80%	14.74%	to	14.17%
Vanguard VIF Money Market Portfolio, Subaccount
12/31/2023	1,322	$10.34	to	$9.81	$13,521	4.93%	1.15% to 1.80%	3.92%	to	3.26%
12/31/2022	1,553	9.95	to	9.50	15,324	1.45%	1.15% to 1.80%	0.20%	to	-0.21%
12/31/2021	1,776	9.93	to	9.52	17,506	0.01%	1.15% to 1.80%	-1.19%	to	-1.65%
12/31/2020	2,220	10.05	to	9.68	22,144	0.51%	1.15% to 1.80%	-0.79%	to	-1.43%
12/31/2019	2,159	10.13	to	9.82	21,730	2.17%	1.15% to 1.80%	1.20%	to	0.51%

CMFG Variable Annuity Account

Notes to Financial Statements

(7) Financial Highlights (continued)

(1)	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the daily average net assets for the period indicated. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)	The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3)	The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for each of the periods is presented as a range of lowest to highest percentages based on the product grouping representing the lowest and highest expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)	This subaccount is only available in the MEMBERS Variable Annuity product that offers one class and expense ratio, therefore a range of lowest to highest is not presented.

(b)	This subaccount is only available in the MEMBERS Variable Annuity III product that offers multiple classes and expense ratios, therefore a range of lowest to highest is presented if contract owners have invested in multiple classes for the respective subaccount.

(8) Subsequent Events

The Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.